AVAILABLE-FOR-SALE SECURITIES (AVAILABLE-FOR-SALE SECURITIES)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

9.                                      AVAILABLE-FOR-SALE SECURITIES

In July 2012, the Company entered into a preferred share purchase agreement with the shareholders of Firstleap Education (“Firstleap”), a company incorporated in the Cayman Islands that provides English training program to children aged from 2 to 10 years in the PRC. The Company purchased, for consideration of $4,786, 1,272,000 convertible preferred shares, which is equivalent to a 12.72% equity ownership interest in Firstleap. The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date.  Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income until realized. With the assistance of a third party appraiser, the Company estimated the fair value of the investment to be $5,125 as of December 31, 2012. An unrealized holding gain of $339 is reported in other comprehensive income.

The following table provides additional information, concerning the Company’s available-for-sale securities.

	December 31, 2012
		Gross
	Cost	unrealized gain	Fair value

Available for sale securities	4,786	339	5,125